TAXES, CHARGES AND CONTRIBUTIONS	12 Months Ended
Dec. 31, 2019
TAXES, CHARGES AND CONTRIBUTIONS
TAXES, CHARGES AND CONTRIBUTIONS

17)  TAXES, CHARGES AND CONTRIBUTIONS

	12.31.19	12.31.18
ICMS	906,447	1,094,769
PIS and COFINS	331,863	512,714
Fust and Funttel	89,394	89,794
ISS, CIDE and other taxes	97,163	139,933
Total	1,424,867	1,837,210

Current	1,139,812	1,797,965
Non-current	285,055	39,245